Purchase Consideration (Detail) - CNY (¥) ¥ in Thousands						12 Months Ended
		Aug. 10, 2014		May 31, 2014		Dec. 31, 2014
Business Acquisition [Line Items]
Business acquisition, cash consideration						¥ 137,445
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, cash consideration		¥ 598,500	[1]			598,500
Total fair value of purchase price consideration		953,567
Contingent ordinary shares issuance	[2],[3],[4]	¥ 355,067
Other acquisitions
Business Acquisition [Line Items]
Business acquisition, cash consideration	[5]					49,554
Contingent consideration in cash	[3],[6]					7,339
Total fair value of purchase price consideration						64,232
Contingent ordinary shares issuance	[3],[6],[7]					7,339
Aipu Group
Business Acquisition [Line Items]
Business acquisition, cash consideration				¥ 700,000	[8]	¥ 700,000
Contingent consideration in cash	[9],[10]			48,971
Total fair value of purchase price consideration				¥ 748,971

[1]	RMB 598,500 of the above cash consideration was paid in 2014.
[2]	As the contingent consideration in shares is predominately derived from a financial performance parameter other than the fair value of the issuer's shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 and 2015 has been resolved and remeasured in April 2015 and April 2016, with its fair value of RMB210,000 and RMB210,000 reclassified to additional paid in capital, respectively. The Company issued 1,923,556 ADS in April 2015 and 1,618,251 ADS in May 2016 in relation to this, respectively.
[3]	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.
[4]	The contingent consideration in shares are determined based on the achievement by Dermot Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Dermot Entities will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal year 2015 has been recorded in the "Amount due to related parties" balance within the Company's consolidated balance sheets.
[5]	RMB49,554 of the above cash consideration was paid in 2014.
[6]	The contingent consideration in both cash and shares are determined based on the achievement by Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying") of certain financial and operational targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether GD Tianying will meet the contractually stipulated targets.
[7]	As the contingent consideration of GD Tianying in shares is predominately derived from a financial and operational performance parameter other than the fair value of the issuer's shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 has been resolved and remeasured in September 2015, with its fair value of RMB4,543 reclassified to additional paid in capital. The Company subsequently issued 225,262 Shares in September 2015 for the contingent consideration related to GD Tianying's 2014 performance.
[8]	RMB700,000 of the above cash consideration was paid in 2014.
[9]	The Company determined the fair value of the contingent consideration with the assistance of an independent third party valuation firm.
[10]	The contingent consideration in cash was determined based on the achievement by Aipu Group of certain revenue and net profit targets as well as certain operational performance targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016. The Company determined the fair value of the contingent cash consideration as of the acquisition date and at the end of 2014, 2015 and 2016 with the assistance of an independent third party valuation firm based on the Company's assessment of whether Aipu Group will meet the aforementioned contractually stipulated targets. The outstanding contingent consideration amount was recorded in the "Amount due to related parties" balance within the Company's consolidated balance sheets (Note 24). In 2016, since Aipu failed to meet the operational performance target, the contingent consideration amounted to RMB57,700 was reversed as of December 31, 2016.